Share Capital - Schedule of Regulatory Capital and Ratios (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Disclosure of Basel III captial disclosure [line items]
Common Equity Tier 1 (CET1) capital	$ 35,117	$ 33,751
Tier 1 capital	39,460	38,344
Total capital	45,725	44,202
Total risk-weighted assets (RWA)	$ 299,535	$ 272,814
CET1 ratio	11.70%	12.40%
Tier 1 capital ratio	13.20%	14.10%
Total capital ratio	15.30%	16.20%
Leverage ratio exposure	$ 930,953	$ 823,343
Leverage ratio	4.20%	4.70%
TLAC available	$ 92,170	$ 76,701
TLAC ratio	30.80%	28.10%
TLAC leverage ratio	9.90%	9.30%